RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The related parties had material transactions for the six months ended May 31, 2024 and 2023 consist of the following:

Name of Related Party	Nature of Relationship at May 31, 2024
Nagata Co., Ltd.	A company significantly influenced by the Company
Sanae Kobayashi	Director of Royal House

As of May 31, 2024 and November 30, 2023, loan receivables due from a related party, which were included in other assets in the unaudited consolidated financial statements, are as follows:

Loan receivables due from a related party		May 31, 2024	November 30, 2023
Sanae Kobayashi	Loan receivables	$249,801	$276,207

During the six months ended May 31, 2024 and 2023, Sanae Kobayashi repaid $10,507 and $310,869, of which $10,507 and $12,085 was withheld from her payroll, respectively, to the Company. Interest income generated from this related party amounted of $673 and $449 for the six months ended May 31, 2024 and 2023, respectively.

Accounts and other payables to a related party as of May 31, 2024 and November 30, 2023 are as follows:

Accounts and other payables to a related party		May 31, 2024	November 30, 2023
Nagata Co., Ltd.	Consulting service provided by related party	$16,150,324	$26,537,663

Other income generated from related parties for the six months ended May 31, 2024 and 2023 are as follows:

		For the Six Months Ended
		May 31,
Other income from related parties		2024	2023
Nagata Co., Ltd.	Other income	$-	$17,628
Sanae Kobayashi	Interest income	673	449

Selling, general and administrative expenses incurred with a related party for the six months ended May 31, 2024 and 2023 are as follows:

		For the Six Months Ended
		May 31,
Expenses with a related party		2024	2023
Nagata Co., Ltd.	Consulting fee	$13,081,966	$15,869,285

Nagata Co., Ltd. was engaged by the Company for consulting services, such as providing real estate industrial operating strategies, in exchange for commission-based compensation.

Also see Note 5, 6, 7 and 8 for more transactions with related parties.

NOTE 11 – RELATED PARTY TRANSACTIONS

The related parties had material transactions for the years ended November 30, 2023, 2022 and 2021 consist of the following:

Name of Related Party	Nature of Relationship at November 30, 2023
Nagata Co., Ltd.	A company significantly influenced by the Company
Sanae Kobayashi	Director of Royal House
Yoshihiro Koshiba	CEO of the Company
Metros Development Holdings Inc.	A company 100% controlled by the CEO of the Company (deregistered in November 2023)

As of November 30, 2023 and 2022, loan receivables due from a related party, which were included in other assets in the consolidated financial statements, are as follows:

		November 30,	November 30,
Loan receivables due from a related party		2023	2022
Sanae Kobayashi	Loan receivables	$276,207	$602,674

During the years ended November 30, 2023, 2022 and 2021, Sanae Kobayashi borrowed $Nil from the Company, and repaid $321,177, $51,386 and $38,927, of which $22,393, $42,458 and $28,431 was withheld from his payroll, respectively, to the Company. Interest income generated from this related party amounted to $4,189, $7,621 and $9,944 for the years ended November 30, 2023, 2022 and 2021, respectively.

During the year ended November 30, 2023, Metros Development Holdings Inc. repaid $8,098 borrowed from the Company.

Accounts and other payables to a related party as of November 30, 2023 and 2022 are as follows:

		November 30,	November 30,
Accounts and other payables to related party		2023	2022
Nagata Co., Ltd.	Consulting service provided by related party	$26,537,663	$25,841,648

Loan from a related party, which was included in bank and other borrowings in the consolidated financial statements, as of November 30, 2023 and 2022 is as follows:

		November 30,	November 30,
Loan from related party		2023	2022
Nagata Co., Ltd.	Loan payable	$-	$3,589

The Company borrowed JPY500,000 ($4,587) from Nagata Co., Ltd. during the year ended November 30, 2021 and repaid JPY500,000 ($3,578) during the year ended November 30, 2023.

Other income generated from related parties for the years ended November 30, 2023, 2022 and 2021 is as follows:

		For the Years Ended
		November 30,
Other income from related parties		2023	2022	2021
Nagata Co., Ltd.	Other income	$17,523	$77,107	$91,743
Sanae Kobayashi	Interest income	4,189	7,621	9,944

Selling, general and administrative expenses incurred with a related party for the years ended November 30, 2023, 2022 and 2021 are as follows:

		For the Years Ended
		November 30,
Expenses with related party		2023	2022	2021
Nagata Co., Ltd.	Consulting fee	$26,548,057	$25,235,001	$16,680,567

Nagata Co., Ltd. was engaged by the Company for consulting services, such as providing real estate industrial operating strategies, in exchange for commission-based compensation.

Also see Note 5, 6, 7 and 8 for more transactions with related parties.